Divestitures/Spinoff (Narrative) (Details) ¥ in Millions, $ in Millions	3 Months Ended							12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Jul. 01, 2014 shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses								$ 0		$ 0		$ 411
Net (gains) losses on sales and impairments of businesses			$ 5	$ 28	$ 37			70		174		38
Net (gains) losses on sales and impairments of businesses, net of tax										113
Veritiv [Member] | International Paper Employees [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock, shares, issued | shares													8,160,000
xpedx divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses												411
Cash provided by (used for) operating activities - discontinued operations												29
Cash provided by (used for) investment activities - discontinued operations												3
IP Asia Packaging [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses	$ 3	¥ 20						144	¥ 957
Impairment of Long-Lived Assets to be Disposed of								46
Severance costs								24
Income (Loss) from Individually Significant Component Disposed of or Held-for-sale, Excluding Discontinued Operations, Attributable to Parent, before Income Tax								83		8		70
Other Receivables	$ 14							14
IP Asia Packaging [Member] | Xiamen Bridge Hexing Equity Investment Partnership Enterprise [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed								$ 55
ASG [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (gains) losses on sales and impairments of businesses												47
Net (gains) losses on sales and impairments of businesses, net of tax												36
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | IP-Sun JV [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses										23	¥ 149
Impairment of Long-Lived Assets to be Disposed of						$ (12)	$ 186
Income (Loss) from Individually Significant Component Disposed of or Held-for-sale, Excluding Discontinued Operations, Attributable to Noncontrolling Interest, before Income Tax										19		12
Income (Loss) from Individually Significant Component Disposed of or Held-for-sale, Excluding Discontinued Operations, Attributable to Parent, before Income Tax										$ 226		$ 51
Percentage of equity interest							55.00%